PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 80.7% of Net Assets

Non-Convertible Bonds – 73.9%

	Aerospace & Defense – 3.3%
$85,000	Boeing Co. (The), 3.100%, 5/01/2026	$86,614
30,000	Boeing Co. (The), 3.250%, 2/01/2035	27,354
195,000	Boeing Co. (The), 3.550%, 3/01/2038	177,586
15,000	Boeing Co. (The), 3.625%, 3/01/2048	13,181
110,000	Boeing Co. (The), 3.750%, 2/01/2050	98,763
390,000	Boeing Co. (The), 3.850%, 11/01/2048	348,728
770,000	Boeing Co. (The), 3.950%, 8/01/2059	674,767
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	64,614
1,930,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,177,300
4,535,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	2,970,425
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	101,775
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,206,183
1,072,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	1,241,891
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,781,286
2,610,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 2.127%, 2/15/2067, 144A(a)	1,623,550
770,000	TransDigm, Inc., 5.500%, 11/15/2027	671,979
625,000	TransDigm, Inc., 6.500%, 5/15/2025	584,431
55,000	TransDigm, Inc., 7.500%, 3/15/2027	52,773
3,020,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	3,173,990

		17,077,190

	Airlines – 2.0%
217,776	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	197,090
80,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	37,191
3,570,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	2,070,600
592,071	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	415,036

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$1,707,265	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	$1,185,853
2,605,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	2,467,430
21,712	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	20,830
2,230,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,235,575
1,565,672	U.S. Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,253,008
209,834	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	181,649

		10,064,262

	Automotive – 1.5%
1,000,000	Dana, Inc., 5.375%, 11/15/2027	998,110
5,130,000	Ford Motor Co., 4.750%, 1/15/2043	4,041,414
400,000	General Motors Co., 5.200%, 4/01/2045	387,432
185,000	General Motors Co., 6.250%, 10/02/2043	196,594
220,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	201,520
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,075,746

		7,900,816

	Banking – 1.3%
3,345,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	3,660,768
1,145,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,063,694
1,780,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,794,472

		6,518,934

	Brokerage – 0.4%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	308,000
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,850,283

		2,158,283

	Building Materials – 0.8%
3,350,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	3,274,625
525,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	504,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$178,000	Masco Corp., 6.500%, 8/15/2032	$216,295

		3,994,920

	Cable Satellite – 3.3%
1,865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,929,529
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	71,750
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	313,035
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	3,383,788
370,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	386,650
2,205,000	DISH DBS Corp., 5.000%, 3/15/2023	2,199,708
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,672,570
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,823,200
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	180,999
3,718,000	Ziggo BV, 5.500%, 1/15/2027, 144A	3,764,698

		16,725,927

	Chemicals – 1.5%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,030,125
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,632,390
750,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	729,375
1,330,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	1,349,923

		7,741,813

	Construction Machinery – 0.9%
330,000	United Rentals North America, Inc., 4.875%, 1/15/2028	338,250
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,405,963
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,194,720
1,695,000	United Rentals North America, Inc., 6.500%, 12/15/2026	1,779,750

		4,718,683

	Consumer Cyclical Services – 0.4%
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,058,344

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Diversified Manufacturing – 0.0%
$260,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(b)	$203,081

	Electric – 0.6%
185,000	AES Corp. (The), 5.500%, 4/15/2025	189,790
190,000	Edison International, 4.950%, 4/15/2025	208,207
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026	2,563,650

		2,961,647

	Finance Companies – 6.1%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 2.969%, 1/15/2067, 144A(a)(c)(d)(e)	266,120
2,240,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,277,527
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	242,573
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	307,038
17,880,000	Navient Corp., MTN, 5.625%, 8/01/2033	13,767,600
5,345,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,077,750
325,000	Navient Corp., MTN, 7.250%, 1/25/2022	325,813
4,815,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	4,968,502
1,725,000	Springleaf Finance Corp., 6.875%, 3/15/2025	1,769,742
1,535,000	Springleaf Finance Corp., 7.125%, 3/15/2026	1,588,710
805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	861,350

		31,452,725

	Financial Other – 1.0%
5,010,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	5,294,919

	Food & Beverage – 0.4%
2,005,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,967,186

	Gaming – 0.3%
1,570,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	1,609,250

	Government Owned - No Guarantee – 0.1%
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	311,675

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – 8.6%
$1,000,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	$940,000
2,825,000	HCA, Inc., 5.875%, 5/01/2023	3,054,531
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,192,800
4,660,000	HCA, Inc., 7.500%, 11/06/2033	5,661,900
620,000	HCA, Inc., 7.690%, 6/15/2025	706,800
375,000	HCA, Inc., 8.360%, 4/15/2024	431,250
2,945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,386,750
3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	4,553,125
4,745,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	4,579,921
5,520,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	5,478,600
10,334,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	9,145,590
910,000	Tenet Healthcare Corp., 7.000%, 8/01/2025	887,569
1,395,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,464,750
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,554,000

		44,037,586

	Home Construction – 1.4%
2,820,000	Beazer Homes USA, Inc., 5.875%, 10/15/2027	2,693,100
1,120,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	1,086,400
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	460,400
1,970,000	TRI Pointe Group, Inc., 5.250%, 6/01/2027	1,960,150
1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,027,010

		7,227,060

	Independent Energy – 8.0%
1,846,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	1,573,715
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	530,700
647,000	California Resources Corp., 5.500%, 9/15/2021(d)(f)(g)	6,470
106,000	California Resources Corp., 6.000%, 11/15/2024(d)(g)(h)	1,060

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$13,220,000	California Resources Corp., 8.000%, 12/15/2022, 144A(d)(g)(h)	$520,471
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022(d)(g)(h)	25,000
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025(d)(g)(h)	63,788
4,250,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(d)(g)(h)	95,625
1,885,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,762,513
2,095,000	Continental Resources, Inc., 4.500%, 4/15/2023	2,005,334
1,289,000	Continental Resources, Inc., 5.000%, 9/15/2022	1,266,443
3,690,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A(d)(g)	350,550
5,499,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	4,715,392
6,850,000	Montage Resources Corp., 8.875%, 7/15/2023	5,411,500
3,410,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	3,405,737
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	372,900
430,000	Range Resources Corp., 4.875%, 5/15/2025	324,650
340,000	Range Resources Corp., 5.000%, 8/15/2022	309,400
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(d)(g)(h)	3,850
5,560,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	4,892,800
2,991,000	SM Energy Co., 10.000%, 1/15/2025, 144A	2,841,540
6,345,000	Southwestern Energy Co., 6.200%, 1/23/2025	5,432,906
6,905,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	4,143,000
90,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	54,450
2,265,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(d)(g)(h)	393,136
2,011,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(d)(g)(h)	356,953

		40,859,883

	Life Insurance – 0.5%
280,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	391,300
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,359,719

		2,751,019

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – 0.4%
$1,810,000	ViacomCBS, Inc., 4.950%, 5/19/2050	$2,016,028

	Metals & Mining – 3.2%
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,579,850
3,894,000	Commercial Metals Co., 5.375%, 7/15/2027	3,942,675
1,660,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,572,850
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,434,870
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	191,500
1,690,000	Kaiser Aluminum Corp., 6.500%, 5/01/2025, 144A	1,747,037
3,055,000	United States Steel Corp., 6.650%, 6/01/2037	1,985,750

		16,454,532

	Midstream – 1.9%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	796,000
5,415,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,764,715
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	151,000
3,465,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	2,875,950
885,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(b)(d)(g)	115,006

		9,702,671

	Oil Field Services – 0.6%
285,000	Noble Holding International Ltd., 7.750%, 1/15/2024(d)(g)	5,863
250,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	59,645
3,410,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,534,500
3,760,000	Transocean, Inc., 6.800%, 3/15/2038(d)(g)	1,080,774
250,000	Transocean, Inc., 7.500%, 4/15/2031(d)(g)	70,000
1,805,000	Valaris PLC, 7.750%, 2/01/2026(d)(g)	134,906

		2,885,688

	Packaging – 0.7%
1,375,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	1,430,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Packaging – continued
$1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	$1,967,250

		3,397,250

	Property & Casualty Insurance – 2.7%
4,925,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	5,144,162
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.479%, 1/15/2033, 144A(a)(f)	768,000
7,955,000	Radian Group, Inc., 6.625%, 3/15/2025	8,153,875

		14,066,037

	REITs - Health Care – 0.4%
1,815,000	MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/2027	1,864,913

	REITs - Hotels – 0.2%
45,000	Service Properties Trust, 3.950%, 1/15/2028	36,236
470,000	Service Properties Trust, 4.350%, 10/01/2024	423,613
135,000	Service Properties Trust, 4.500%, 6/15/2023	129,253
75,000	Service Properties Trust, 4.650%, 3/15/2024	67,778
60,000	Service Properties Trust, 4.750%, 10/01/2026	53,083
215,000	Service Properties Trust, 4.950%, 2/15/2027	188,687

		898,650

	Retailers – 1.5%
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	496,885
855,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	864,619
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(d)(g)(h)	825
5,685,000	L Brands, Inc., 5.250%, 2/01/2028	4,497,782
2,245,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	1,953,150

		7,813,261

	Supermarkets – 0.2%
655,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	669,331
330,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	338,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$155,000	Safeway, Inc., 7.250%, 2/01/2031	$165,075

		1,172,656

	Technology – 0.5%
2,685,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	2,611,163

	Transportation Services – 1.2%
3,285,000	Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024(d)(g)	2,434,546
3,270,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	3,576,587

		6,011,133

	Treasuries – 16.4%
110,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	540,823
1,595,000(††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	7,644,578
310,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,502,194
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	386,240
490,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,565,004
1,575,000	Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	168,946
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	895,253
25,410,000	U.S. Treasury Bond, 1.250%, 5/15/2050	24,414,444
11,165,000	U.S. Treasury Bond, 3.000%, 8/15/2048	15,354,492
22,950,000	U.S. Treasury Note, 1.500%, 10/31/2021	23,355,211
7,030,000	U.S. Treasury Note, 1.500%, 11/30/2021	7,161,812

		83,988,997

	Wireless – 0.2%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,315,240

	Wirelines – 1.4%
205,000	CenturyLink, Inc., 5.625%, 4/01/2025	211,970
1,180,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,137,969
1,115,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	1,163,781

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$540,000	Qwest Corp., 7.250%, 9/15/2025	$612,589
2,213,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,405,531
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,747,625

		7,279,465

	Total Non-Convertible Bonds (Identified Cost $420,531,523)	379,112,887

Convertible Bonds – 6.8%

	Cable Satellite – 2.7%
3,815,000	DISH Network Corp., 2.375%, 3/15/2024	3,413,840
11,145,000	DISH Network Corp., 3.375%, 8/15/2026	10,237,960

		13,651,800

	Independent Energy – 0.0%
4,610,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(d)(g)(h)	121,612
75,000	Whiting Petroleum Corp., 1.250%, 4/01/2020(c)(d)(g)(h)	14,437

		136,049

	Oil Field Services – 0.4%
3,271,000	Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash, 11/15/2025, 144A(c)(d)(e)(i)(j)	2,009,702

	Pharmaceuticals – 0.5%
440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	537,706
1,440,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	1,675,832
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	564,392

		2,777,930

	REITs - Diversified – 0.2%
755,000	iStar, Inc., 3.125%, 9/15/2022	803,603

	Technology – 3.0%
530,000	Evolent Health, Inc., 2.000%, 12/01/2021	461,431
10,395,000	Nuance Communications, Inc., 1.000%, 12/15/2035	12,266,516
1,080,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,506,395

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$877,000	Nuance Communications, Inc., 1.500%, 11/01/2035	$1,134,757

		15,369,099

	Total Convertible Bonds (Identified Cost $38,416,982)	34,748,183

	Total Bonds and Notes (Identified Cost $458,948,505)	413,861,070

Senior Loans – 0.0%

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 10.183%, 4/01/2022 (a)(d)(g) (Identified Cost $125,892)	29,050

Shares

Common Stocks – 13.1%

	Automobiles – 1.0%
876,900	Ford Motor Co.	5,331,552

	Chemicals – 0.1%
98,456	Hexion Holdings Corp., Class B(f)	695,395

	Diversified Telecommunication Services – 3.4%
580,365	AT&T, Inc.	17,544,434

	Electronic Equipment, Instruments & Components – 3.7%
735,766	Corning, Inc.	19,056,339

	Media – 0.1%
67,175	Clear Channel Outdoor Holdings, Inc.(f)	69,862
20,777	iHeartMedia, Inc., Class A(f)	173,488

		243,350

	Oil Field Services – 0.0%
19,954	Pioneer Energy Services Corp.(c)(d)(e)(f)(i)	—

	Oil, Gas & Consumable Fuels – 0.1%
50,400	Battalion Oil Corp.(f)	478,800
14	Chesapeake Energy Corp.(c)(e)(f)	—
1,176	Frontera Energy Corp.	2,945
11,183	Paragon Offshore Ltd., Litigation Units, Class A(c)(d)(e)(f)(i)	—
16,774	Paragon Offshore Ltd., Litigation Units, Class B(f)(i)	50,322

		532,067

	Pharmaceuticals – 4.0%
345,208	Bristol-Myers Squibb Co.	20,298,230

	REITs - Diversified – 0.7%
296,558	iStar, Inc.	3,653,595

	Total Common Stocks (Identified Cost $79,276,962)	67,354,962

Shares	Description	Value (†)

Preferred Stocks – 1.1%

Convertible Preferred Stocks – 1.0%

	Independent Energy – 0.0%
15,716	Chesapeake Energy Corp., 5.000%(c)(d)(e)	$—
160	Chesapeake Energy Corp., 5.750%, 144A(c)(d)(e)	—

		—

	Midstream – 1.0%
2,954	Chesapeake Energy Corp., 5.750%(c)(d)(e)	—
30	Chesapeake Energy Corp., 5.750%(c)(d)(e)	—
3,000	Chesapeake Energy Corp., 5.750%, 144A(c)(d)(e)	—
116,254	El Paso Energy Capital Trust I, 4.750%	5,168,653

		5,168,653

	Total Convertible Preferred Stocks (Identified Cost $10,813,621)	5,168,653

Non-Convertible Preferred Stocks – 0.1%

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(f)	370,108

	REITs - Diversified – 0.0%
2,575	iStar, Inc., Series G, 7.650%	62,727

	REITs - Warehouse/Industrials – 0.0%
3,363	Prologis, Inc., Series Q, 8.540%	226,162

	Total Non-Convertible Preferred Stocks (Identified Cost $857,979)	658,997

	Total Preferred Stocks (Identified Cost $11,671,600)	5,827,650

Warrants – 0.0%
6,752	iHeartMedia, Inc., Expiration on 5/1/2039(f) (Identified Cost $153,515)	59,080

Principal Amount (‡)

Short-Term Investments – 4.7%
120,226,126	Central Bank of Iceland, 0.000%, (ISK)(a)(k)	869,220

Principal Amount (‡)	Description	Value (†)
$7,853,178	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.125% to be repurchased at $7,853,178 on 7/01/2020 collateralized by $8,016,600 U.S. Treasury Note, 0.000% due 6/30/2022 valued at $8,010,339 including accrued interest(l)	$7,853,178
15,355,000	U.S. Treasury Bills, 1.518%, 8/13/2020(m)	15,352,524

	Total Short-Term Investments (Identified Cost $24,158,908)	24,074,922

	Total Investments – 99.6% (Identified Cost $574,335,382)	511,206,734
	Other assets less liabilities – 0.4%	1,957,363

	Net Assets – 100.0%	$513,164,097

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$5,823,922	1.1%	$2,275,822	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(b)	Perpetual bond with no specified maturity date.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Illiquid security.
(e)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $2,275,822 or 0.4% of net assets.
(f)	Non-income producing security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $5,823,922 or 1.1% of net assets.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Securities subject to restriction on resale. At June 30, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	$85,478	$—	—
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,709,463	50,322	Less than 0.1%
Pioneer Energy Services Corp., 5.000% (5.000% PIK or 5.000% Cash)	5/29/2020	3,029,000	2,009,702	0.4%
Pioneer Energy Services Corp.	5/29/2020	5,792,979	—	—

(j)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(k)	Security callable by issuer at any time. No specified maturity date.
(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $109,992,053 or 21.4% of net assets.

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
CAD	Canadian Dollar
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$—	$31,186,605	$266,120	(a)	$31,452,725
All Other Non-Convertible Bonds*	—	347,660,162	—		347,660,162

Total Non-Convertible Bonds	—	378,846,767	266,120		379,112,887

Convertible Bonds
Independent Energy	—	121,612	14,437	(b)	136,049
Oil Field Services	—	—	2,009,702	(a)	2,009,702
All Other Convertible Bonds*	—	32,602,432	—		32,602,432

Total Convertible Bonds	—	32,724,044	2,024,139		34,748,183

Total Bonds and Notes	—	411,570,811	2,290,259		413,861,070

Senior Loans*	—	29,050	—		29,050
Common Stocks
Chemicals	—	695,395	—		695,395
Oil Field Services	—	—	—	(c)	—
Oil, Gas & Consumable Fuels	481,745	50,322	—	(c)	532,067
All Other Common Stocks*	66,127,500	—	—		66,127,500

Total Common Stocks	66,609,245	745,717	—		67,354,962

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	—	—	(c)	—
Midstream	5,168,653	—	—	(c)	5,168,653

Total Convertible Preferred Stocks	5,168,653	—	—		5,168,653

Non-Convertible Preferred Stocks
REITs - Warehouse/Industrials	—	226,162	—		226,162
All Other Non-Convertible Preferred Stocks*	432,835	—	—		432,835

Total Non-Convertible Preferred Stocks	432,835	226,162	—		658,997

Total Preferred Stocks	5,601,488	226,162	—		5,827,650

Warrants	—	59,080	—		59,080
Short-Term Investments	—	24,074,922	—		24,074,922

Total	$72,210,733	$436,705,742	$2,290,259		$511,206,734

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices
(c)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$487,678		$357	$—	$(221,915)	$—	$—	$—	$—	$266,120	$(221,915)
Independent Energy	1,051,200	(a)	68,464	(3,075,780)	1,956,116	—	—	—	—	—	—
Convertible Bonds
Independent Energy	—		9,112	—	(60,563)	65,888	—	—	—	14,437	(60,563)
Oil Field Services	—		3,360	—	(1,022,658)	3,029,000	—	—	—	2,009,702	(1,022,658)
Common Stocks
Oil Field Services	—		—	—	(5,792,979)	5,792,979	—	—	—	— (a)	(5,792,979)
Oil, Gas & Consumable Fuels	112	(a)	—	(887,973)	789,196	98,673	(8)	—	—	— (a)	(93,723)
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	56,043		—	—	(653,251)	—	—	597,208	—	— (a)	(653,251)
Midstream	2,096,047		—	—	(2,096,047)	—	—	—	—	— (a)	(2,096,047)

Total	$3,691,080		$81,293	$(3,963,753)	$(7,102,101)	$8,986,540	$(8)	$597,208	$—	$2,290,259	$(9,941,136)

(a)	Includes securities fair valued at zero by the Fund’s adviser using Level 3 inputs.

A preferred stock valued at $597,208 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Industry Summary at June 30, 2020 (Unaudited)

Treasuries	16.4%
Healthcare	8.6
Independent Energy	8.0
Finance Companies	6.1
Cable Satellite	6.0
Pharmaceuticals	4.5
Electronic Equipment, Instruments & Components	3.7
Technology	3.5
Diversified Telecommunication Services	3.4
Aerospace & Defense	3.3
Metals & Mining	3.2
Midstream	2.9
Property & Casualty Insurance	2.7
Airlines	2.0
Other Investments, less than 2% each	20.6
Short-Term Investments	4.7

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%